American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2022

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.1%
Equity Growth Fund Investor Class	1,671,729	45,002,938
Focused Dynamic Growth Fund Investor Class	842,351	35,665,140
Focused Large Cap Value Fund Investor Class	11,731,320	116,961,262
Growth Fund Investor Class	1,346,985	56,182,763
Heritage Fund Investor Class	2,992,441	57,784,038
Mid Cap Value Fund Investor Class	4,412,055	73,151,876
Small Cap Growth Fund Investor Class	1,266,594	21,671,426
Small Cap Value Fund Investor Class	2,576,873	25,047,208
Sustainable Equity Fund Investor Class	2,106,335	85,938,476
		517,405,127
International Equity Funds — 23.4%
Emerging Markets Fund Investor Class	4,465,173	48,357,820
Global Real Estate Fund Investor Class	878,254	12,190,172
International Growth Fund Investor Class	5,329,558	61,183,322
International Small-Mid Cap Fund Investor Class	2,184,298	21,471,649
International Value Fund Investor Class	5,023,452	38,228,470
Non-U.S. Intrinsic Value Fund Investor Class	4,304,690	38,053,455
		219,484,888
Domestic Fixed Income Funds — 16.8%
Core Plus Fund Investor Class	6,910,344	69,518,057
Inflation-Adjusted Bond Fund Investor Class	2,504,443	30,704,467
NT High Income Fund Investor Class	4,055,572	36,459,594
Short Duration Fund Investor Class	1,039,207	10,412,850
Short Duration Inflation Protection Bond Fund Investor Class	987,732	10,726,773
		157,821,741
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund Investor Class	1,607,261	14,481,421
Global Bond Fund Investor Class	3,153,892	29,709,661
		44,191,082
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $820,933,552)		938,902,838
OTHER ASSETS AND LIABILITIES†		(4,839)
TOTAL NET ASSETS — 100.0%		$938,897,999

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$53,200	$11,238	$3,631	$(15,804)	$45,003	1,672	$872	$11,238
Focused Dynamic Growth Fund	49,779	1,761	846	(15,029)	35,665	842	597	1,134
Focused Large Cap Value Fund	141,776	26,263	23,996	(27,082)	116,961	11,731	2,578	26,073
Growth Fund	65,432	13,733	2,195	(20,787)	56,183	1,347	3,887	7,190
Heritage Fund	79,316	9,655	3,080	(28,107)	57,784	2,992	251	8,573
Mid Cap Value Fund	74,207	17,372	6,140	(12,287)	73,152	4,412	(220)	15,559
Small Cap Growth Fund	24,534	7,432	198	(10,097)	21,671	1,267	(31)	4,838
Small Cap Value Fund	24,444	4,172	—	(3,569)	25,047	2,577	—	1,988
Sustainable Equity Fund	104,996	2,408	8,917	(12,548)	85,939	2,106	3,453	2,408
Emerging Markets Fund	43,916	20,365	—	(15,923)	48,358	4,465	—	490
Global Real Estate Fund(3)	29,409	4,086	14,601	(6,704)	12,190	878	3,456	4,086
International Growth Fund	68,843	17,118	—	(24,778)	61,183	5,330	—	9,818
International Small-Mid Cap Fund(4)	27,869	4,831	334	(10,894)	21,472	2,184	146	4,831
International Value Fund(3)	33,231	13,157	—	(8,160)	38,228	5,023	—	4,190
Non-U.S. Intrinsic Value Fund	39,575	4,052	—	(5,574)	38,053	4,305	—	1,784
Core Plus Fund	73,691	5,372	141	(9,404)	69,518	6,910	(2)	1,922
Inflation-Adjusted Bond Fund	32,356	1,050	593	(2,108)	30,705	2,504	39	1,050
NT High Income Fund	49,379	2,223	10,730	(4,412)	36,460	4,056	(628)	2,224
Short Duration Fund	10,295	601	—	(483)	10,413	1,039	—	149
Short Duration Inflation Protection Bond Fund	10,590	393	—	(256)	10,727	988	—	374
Emerging Markets Debt Fund	15,544	1,428	—	(2,491)	14,481	1,607	—	396
Global Bond Fund	31,049	2,269	—	(3,608)	29,710	3,154	—	797
	$1,083,431	$170,979	$75,402	$(240,105)	$938,903	71,389	$14,398	$111,112
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.